SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 2,947,402	$ 5,319,408	$ (140,114)
Exercise of warrants		1,460,910
Expenses settled in shares	86,028
Balance	$ (2,053,237)	$ 2,947,402	$ 5,319,408
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	1,374,415,468	672,816,302	636,297,049
Balance	$ 123,976,510	$ 111,629,173	$ 112,079,984
Exercise of warrants, shares		386,512,756
Exercise of warrants		$ 3,470,940
Conversion of CLN, shares		315,086,410
Conversion of CLN		$ 8,876,397
Issue of share (IPO) - May 2022, shares	40,625,000
Issue of share (IPO) - May 2022	$ 2,500,000
Issue of share (IPO) - Cost of fundraising - May 2022, shares
Issue of share (IPO) - Cost of fundraising - May 2022	$ (742,979)
Expenses settled in shares	2,177,500
Expenses settled in shares, value	$ 86,028
Issue of share (IPO) - March 2023, shares	241,574,381
Issue of share (IPO) - March 2023	$ 5,741,335
Issue of share (IPO) - Cost of fundraising - March 2023, shares
Issue of share (IPO) - Cost of fundraising - March 2023	$ (175,000)
Balance, shares	1,658,792,349	1,374,415,468	672,816,302
Balance	$ 131,385,892	$ 123,976,510	$ 111,629,173